FAIR VALUE OF ASSETS AND LIABILITIES (Summary of Significant Unobservable Inputs) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rates	12.00%	12.00%
Cumulative prepayment rates	13.60%	13.20%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net cumulative expected loss rates	11.10%	7.90%
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net cumulative expected loss rates	9.90%	7.60%